INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Operating loss carryforwards	$ 18,907	$ 19,890
Capital loss carryforwards	145	143
Allowance for doubtful accounts	20	21
Tax credit carryforwards	558	568
Accrued expenses	2,032	1,669
Total deferred tax assets	21,662	22,291
Deferred tax liabilities:
Depreciation of property and equipment	(56)	(56)
Total deferred tax liabilities	21,606	22,235
Valuation allowance	(21,269)	(22,143)
Deferred tax assets, net	$ 337	$ 92